Retirement Benefit Schemes - Summary of Actuarial Assumptions Rate for Valuations Plans (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
United States
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Rate of increase in salaries (%)	3.40%	3.30%
Rate of increase in pensions in payment (%)	2.50%	2.40%
Rate of increase in deferred pensions (%)	0.10%	0.10%
Discount rate (%)	5.30%	5.60%
General inflation (%)	2.50%	2.50%
Weighted average duration of liabilities (years)	9 years 7 months 6 days	9 years 7 months 6 days
United States | Healthcare schemes
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
General inflation (%)	7.00%	7.00%
United Kingdom
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Rate of increase in salaries (%)	0.00%	0.00%
Rate of increase in pensions in payment (%)	3.00%	3.20%
Rate of increase in deferred pensions (%)	2.40%	2.80%
Discount rate (%)	5.50%	5.50%
General inflation (%)	3.00%	3.20%
Weighted average duration of liabilities (years)	11 years 2 months 12 days	11 years 4 months 24 days
Germany
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Rate of increase in salaries (%)	2.80%	2.80%
Rate of increase in pensions in payment (%)	2.00%	2.20%
Rate of increase in deferred pensions (%)	2.00%	2.20%
Discount rate (%)	4.10%	3.50%
General inflation (%)	2.00%	2.20%
Weighted average duration of liabilities (years)	10 years 2 months 12 days	10 years 7 months 6 days
Canada
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Rate of increase in salaries (%)	2.50%	2.50%
Rate of increase in pensions in payment (%)	0.00%	0.00%
Rate of increase in deferred pensions (%)	0.00%	0.00%
Discount rate (%)	4.70%	4.60%
General inflation (%)	2.00%	2.00%
Weighted average duration of liabilities (years)	9 years	9 years
Canada | Healthcare schemes
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
General inflation (%)	5.00%	5.00%
Netherlands
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Rate of increase in salaries (%)	2.00%	2.00%
Rate of increase in pensions in payment (%)	2.00%	2.10%
Rate of increase in deferred pensions (%)	2.00%	2.10%
Discount rate (%)	4.10%	3.50%
General inflation (%)	2.00%	2.00%
Weighted average duration of liabilities (years)	12 years 6 months	13 years 7 months 6 days
Switzerland
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Rate of increase in salaries (%)	2.00%	2.00%
Rate of increase in pensions in payment (%)	0.00%	0.00%
Rate of increase in deferred pensions (%)	0.00%	0.00%
Discount rate (%)	1.20%	0.90%
General inflation (%)	1.10%	1.10%
Weighted average duration of liabilities (years)	10 years 6 months	10 years 10 months 24 days